Short-Term Bank Borrowings - Schedule of Short-Term Bank Borrowings (Details) - Short-Term Debt [Member] - USD ($)		12 Months Ended
		Sep. 30, 2024	Mar. 31, 2025
Schedule of Short-Term Bank Borrowings [Line Items]
Maturity date		Total
Short-term bank borrowings		$ 13,323,643	$ 12,884,645
Bank of Jiangsu [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Annual interest rate		4.05%
Maturity date		September 2025
Short-term bank borrowings		$ 427,497	413,411
Bank of Jiangsu [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Maturity date		Subtotal
Short-term bank borrowings		$ 427,497	413,411
Xiaoshan Rural Commercial Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Annual interest rate	[1]	4.50%
Maturity date	[1]	August 2025
Short-term bank borrowings	[1]	$ 3,491,222	3,376,190
Xiaoshan Rural Commercial Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Annual interest rate	[1]	4.40%
Maturity date	[1]	August 2025
Short-term bank borrowings	[1]	$ 1,139,991	1,102,429
Xiaoshan Rural Commercial Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Annual interest rate	[1]	4.20%
Maturity date	[1]	August 2025
Short-term bank borrowings	[1]	$ 712,494	689,018
Xiaoshan Rural Commercial Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Annual interest rate	[1]	4.20%
Maturity date	[1]	July 2025
Short-term bank borrowings	[1]	$ 712,494	689,018
Xiaoshan Rural Commercial Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Maturity date		Subtotal
Short-term bank borrowings		$ 6,056,201	5,856,655
China CITIC Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Annual interest rate	[2]	3.70%
Maturity date	[2]	July 2025
Short-term bank borrowings	[2]	$ 854,993	826,822
China CITIC Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Annual interest rate	[3]	4.00%
Maturity date	[3]	June 2025
Short-term bank borrowings	[3]		5,787,757
China CITIC Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Annual interest rate		4.20%
Maturity date		December 2024
Short-term bank borrowings		$ 5,984,952
China CITIC Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Maturity date		Subtotal
Short-term bank borrowings		$ 6,839,945	$ 6,614,579

[1]	The borrowings from Xiaoshan Rural Commercial Bank were secured by the Group’s equipment and buildings and guaranteed by Huiyu Holdings Group Co., Ltd., a related party of the Group. The Group fully repaid the borrowing in August 2025.
[2]	The borrowing from China CITIC Bank was guaranteed by Baiming Yu. The Group fully repaid the borrowing in July 2025.
[3]	The borrowings from China CITIC Bank were secured by Shuang Wu’s building. These borrowings were fully repaid on June 6, 2025.